Leases (Details) $ in Thousands	Sep. 15, 2020 USD ($)
Leases (Details) [Line Items]
Agreement lease term	5 years
Lease liability and right-of-use asset (in Dollars)	$ 817
Percentage of current terms	5.00%
Rehovot [Member]
Leases (Details) [Line Items]
Agreement lease term	5 years